Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued expenses [Abstract]
Operating expenses	$ 258,743	$ 122,014
General expenses	207,210	107,823
Purchased services	21,271	21,887
Taxes payable	73,507	65,204
Salaries and wages	4,122	3,012
Others	23,618	20,804
Accounts payable and accrued expenses	$ 588,471	$ 340,744